OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (46,644)	$ (88,284)	$ (131,172)
Finance expense	(46,644)	(88,284)	(131,172)
Interest income	49,421	29,071	21,236
Finance income	49,421	29,071	21,236
Net foreign exchange gain (loss)	3,379	(136,897)	(177,645)
Inflation adjustment results	0	117,956	191,427
Change in fair value of financial assets	6,104	0	0
Others	(1,862)	(9,984)	15,837
Other financial income (expenses), net	19,554	(39,756)	(69,640)
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ 11,933	$ (10,831)	$ (99,259)